Equity - Schedule of Subscribed KES are Subject to Lock Up Period (Details)	12 Months Ended
Dec. 31, 2025
July 2, 2025 to 18 Months after June 30, 2025 [Member]
Schedule of Subscribed KES are Subject to Lock Up Period [Line Items]
Percentage of lock up shares	100.00%
July 2, 2025 to 30 Months after June 30, 2025 [Member]
Schedule of Subscribed KES are Subject to Lock Up Period [Line Items]
Percentage of lock up shares	95.00%
July 2, 2025 to 42 Months after June 30, 2025 [Member]
Schedule of Subscribed KES are Subject to Lock Up Period [Line Items]
Percentage of lock up shares	85.00%
July 2, 2025 to 54 Months after June 30, 2025 [Member]
Schedule of Subscribed KES are Subject to Lock Up Period [Line Items]
Percentage of lock up shares	70.00%
July 2, 2025 to 66 Months after June 30, 2025 [Member]
Schedule of Subscribed KES are Subject to Lock Up Period [Line Items]
Percentage of lock up shares	50.00%